Offerings - Offering: 1	May 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	800,000
Proposed Maximum Offering Price per Unit	12.975
Maximum Aggregate Offering Price	$ 10,380,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,589.18
Offering Note	(1) Represents shares of the registrant's common stock available for issuance under the Marten Transport, Ltd. 2025 Equity Incentive Plan (the "2025 Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional shares of the registrant's common stock that become issuable under the 2025 Plan by reason of any stock split, stock dividend or other similar transaction effected without receipt of consideration where the registrant's outstanding shares of common stock are increased, converted or exchanged. (2) Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices of the registrant's common stock, as reported by the Nasdaq Global Select Market on May 2, 2025.